Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2011
Segment Reporting
Schedule Of Segment Reporting Information

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$797.8	$873.9	$1,693.0	$1,773.6
Other	144.1	88.4	266.3	180.4
	$941.9	$962.3	$1,959.3	$1,954.0

	Three Months Ended June 30,		Six Months Ended June 30,
(In millions)	2011	2010	2011	2010
U.S. RadioShack company-operated stores	$137.1	$161.5	$289.1	$325.3
Other (1)	(6.1)	8.9	(4.5)	19.5
	131.0	170.4	284.6	344.8

Unallocated (2)	(82.1)	(79.8)	(170.6)	(171.3)
Operating income	48.9	90.6	114.0	173.5

Interest income	0.5	0.7	0.8	1.3
Interest expense	(10.9)	(10.7)	(20.6)	(20.6)
Other loss	--	--	(4.1)	--
Income from continuing operations before income taxes	$38.5	$80.6	$90.1	$154.2

(1)	Includes a net loss on the closing of our Chinese manufacturing plant of $8.7 million and $10.2 million for the three and six month periods ended June 30, 2011, respectively.
(2)
The unallocated category included in operating income relates to our overhead and corporate expenses that are not allocated to our operating segments for management reporting purposes. Unallocated costs include corporate departmental expenses such as labor and benefits, advertising, insurance, distribution, and information technology costs, plus certain unusual or infrequent gains or losses.